Income taxes - Components of income before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
(Loss)/income before tax:
(Loss)/income from PRC entities	¥ 51,843		¥ (609,980)	¥ (128,658)
Income from overseas entities	56,919		13,216	4,043
(Loss)/income before income tax expense	¥ 108,762	$ 15,319	¥ (596,764)	¥ (124,615)